Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
Note 7. INTANGIBLE ASSETS, NET
During the nine months ended September 30, 2022, the Company acquired CCRAs held by Series MRCS. The assets were acquired through the issuance of equity as part of the Business Combination. The assets are held at cost and treated as a finite intangible asset with a useful life of 8 years, similar to Intangible assets, net.
Intangible assets, net consists of the following:

(in thousands)	September 30, 2022	December 31, 2021
Intangible assets, gross	$2,171,174	$84,955
Accumulated amortization	(93,603)	(737)

Net	$2,077,571	$84,218

During the three months ended September 30, 2022, the Company purchased $48.2 million of CCRAs included in Intangible Assets, net, all payable in cash or through Class A common stock issuance. The payment is due March 31, 2023 and is recorded within Other Current Liabilities in the condensed consolidated balance sheet as of September 30, 2022. During the nine months ended September 30, 2022, in addition to the CCRAs acquired as part of the Business Combination and the acquired CCRAs noted for the three months ended September 30, 2022, the Company also purchased $12.7 million of CCRAs included in Intangible assets, net, of which $2.7 million was paid in cash and $10.0 million was paid through Class A Common Stock issuance. For the CCRAs acquired through equity issuance, the Company is required to provide additional shares or cash if the value of the shares provided is not equal to $10.0 million or greater within 1 year of issuance. As such, the Company recorded a liability of $8.7 million within Other current liabilities in the condensed consolidate balance sheet for the difference between $10.0 million and the fair value of the shares as of September 30, 2022.
For the three and nine months ended September 30, 2022 and 2021, claims amortization expense was $66.0 million and $92.5 million, respectively, and $47 thousand and $114 thousand, respectively.
Future amortization for CCRAs is expected to be as follows:

(in thousands)	CCRAs Amortization
2022 (remaining)	$67,849
2023	271,397
2024	271,324
2025	271,272
2026	271,272
Thereafter	924,457

Total	$2,077,571

Note 5. INTANGIBLE ASSETS, NET
Intangible assets, net consists of the following (in thousands):

December 31, 2021
CCRAs
Gross	$84,955
Accumulated amortization	(737)
Net	$84,218

December 31, 2020
CCRAs
Gross	$1,000
Accumulated amortization	(573)
Net	$427
During the year ended December 31, 2021, the Company purchased $84.0 million of CCRAs, of which $500 thousand was through the issuance of a note payable, $150 thousand was paid in cash and the remaining amount was through assignment as noted in Note 1. The full principal amount of the note payable is due June 1, 2030 with interest only payments required on an annual basis prior to due date. The interest rate is 2%.
Amortization of CCRA expense was $164 thousand and $125 thousand for the years ended December 31, 2021 and 2020, respectively.
Future amortization for CCRAs is expected to be as follows (in thousands):

2022	10,620
2023	10,620
2024	10,547
2025	10,495
2026	10,495
Thereafter	331,441
Total	$84,218